Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated from operating activities
Profit for the year	₩ 3,131,988	₩ 2,657,595	₩ 1,660,101
Adjustments for income and expenses (note 39)	1,568,919	2,096,764	3,039,561
Changes in assets and liabilities related to operating activities (note 39)	25,949	(261,468)	13,764
Sub-total	4,726,856	4,492,891	4,713,426
Interest received	59,065	66,713	44,602
Dividends received	195,671	106,674	98,267
Interest paid	(255,189)	(234,127)	(245,236)
Income tax paid	(393,823)	(576,331)	(367,891)
Net cash provided by operating activities	4,332,580	3,855,820	4,243,168
Cash inflows from investing activities:
Decrease in short-term financial instruments, net			222,322
Collection of short-term loans	117,610	216,700	238,980
Decrease in long-term financial instruments	5	27	28
Proceeds from disposals of long-term investment securities	371,816	129,726	555,519
Proceeds from disposals of investments in associates and joint ventures	74,880	5,925	66,852
Proceeds from disposals of property and equipment	58,256	29,368	22,549
Proceeds from disposals of intangible assets	5,851	8,848	16,532
Collection of long-term loans	10,075	6,205	1,960
Decrease in deposits	7,490	24,550	14,894
Proceeds from disposals of other non-current assets	1,186	1,185	728
Proceeds from disposals of subsidiaries		30,132
Cash inflow from business combination	38,925	4,112
Receipt of government grants			300
Sub-total	686,094	456,778	1,140,664
Cash outflows for investing activities:
Increase in short-term financial instruments, net	(373,450)	(156,012)
Increase in short-term investment securities, net	(49,791)	(28,975)	(6,334)
Increase in short-term loans	(112,319)	(205,878)	(239,303)
Increase in long-term loans	(6,057)	(5,869)	(32,287)
Increase in long-term financial instruments	(2)	(2,034)	(342)
Acquisitions of long-term investment securities	(19,114)	(19,328)	(30,949)
Acquisitions of investments in associates and joint ventures	(206,340)	(193,100)	(130,388)
Acquisitions of property and equipment	(2,792,390)	(2,715,859)	(2,490,455)
Acquisitions of intangible assets	(503,229)	(145,740)	(635,387)
Increase in deposits	(8,591)	(26,377)	(12,943)
Increase in other non-current assets	(5,927)	(47)	(763)
Cash outflow for business combination	(654,685)	(26,566)	(23,530)
Cash outflow for disposal and liquidation of subsidiaries	(1,924)	(1,600)	(191)
Sub-total	(4,733,819)	(3,527,385)	(3,602,872)
Net cash used in investing activities	(4,047,725)	(3,070,607)	(2,462,208)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net		127,386
Proceeds from issuance of debentures	1,809,641	973,291	776,727
Proceeds from long-term borrowings	1,920,114	120,000	49,000
Proceeds from issuance of hybrid bonds	398,759
Cash inflows from settlement of derivatives	23,247	188	251
Cash received from transfer of interests in subsidiaries to non-controlling interests	499,926	40,938	35,646
Sub-total	4,651,687	1,261,803	861,624
Cash outflows for financing activities:
Decrease in short-term borrowings, net	(87,701)		(257,386)
Repayments of long-term account payables-other	(305,644)	(305,476)	(122,723)
Repayments of debentures	(1,487,970)	(842,733)	(770,000)
Repayments of long-term borrowings	(1,780,708)	(32,701)	(33,387)
Repayments of hybrid bonds	(400,000)
Cash outflows from settlement of derivatives	(29,278)	(105,269)
Payments of finance lease liabilities			(26)
Payments of dividends	(706,091)	(706,091)	(706,091)
Payments of interest on hybrid bonds	(15,803)	(16,840)	(16,840)
Transactions with non-controlling shareholders	(76,805)	(79,311)
Sub-total	(4,890,000)	(2,088,421)	(1,906,453)
Net cash used in financing activities	(238,313)	(826,618)	(1,044,829)
Net increase (decrease) in cash and cash equivalents	46,542	(41,405)	736,131
Cash and cash equivalents at beginning of the year	1,457,735	1,505,242	768,922
Effects of exchange rate changes on cash and cash equivalents	2,422	(6,102)	189
Cash and cash equivalents at end of the year	₩ 1,506,699	₩ 1,457,735	₩ 1,505,242